Provisions	12 Months Ended
Dec. 31, 2017
Provisions
Provisions

Note 15 - Provisions

	Legal	Right of
	claims	return	Warranty	Total
	(in thousands)
Balance as of January 1, 2017	282	394	1,970	2,646
Provision made during the period	350	454	178	982
Provisions used during the period	(170)	(51)	(1,012)	(1,233)
Changes in respect of foreign exchange differences	20	44	143	207
Balance as of December 31, 2017	482	841	1,279	2,602

Legal claims

See Note 24.

Right of return

The Group sells certain specific products with an unlimited right of return that entitle customers to a refund. In the opinion of the management of the Company, appropriate provisions have been included in the financial statements to cover the estimated refund obligations. The estimation was based on previous experience and relevant management assumptions.

Warranties

The Group provides a limited warranty for products sold to customers.